Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
Schedule of Balances with Related Parties	Balances with related parties
	As of December 31,
	2023	2022

Trade payables	140	-
Other current liabilities - salaries and related expenses related parties (1)	-	113
(1)	See also Notes 10 and 12A above.

Schedule of Transactions with Related Parties	Transactions with related parties
	Year ended December 31,
	2023	2022	2021
General and administrative expenses - salaries and related expenses (including share-based payment) to related parties (1)	1,926	1,984	2,457
(1)	See also Notes 12A and 15C above.